GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 8	-	GOODWILL

A.	The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2012 (*)	4,265	4,249	8,514
Changes during 2012:
Impairment (see B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043
Changes during 2013:
Impairment (See B. below)	(2,155)	(938)	(3,093)
Translation differences	193	290	483
Balance as of December 31, 2013	1,730	3,703	5,433

(*)	The accumulated amount of impairment loss as of January 1, 2012, December 31, 2012 and December 31, 2013 was US$ 1,780,000, US$ 2,452,000 and US$ 5,545,000, respectively.

B.	During 2013, 2012 and 2011, the Company recorded an amount of US$ 3,093,000, US$ 672,000 and US$ 904,000, respectively, as impairment with respect to goodwill.

The impairment amount was included in "other expenses, net".  See Note 13.

The Company performed its annual impairment test as of December 31, 2012 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with a certain reporting unit within the Location based services segment operating in the internet portal in the field of local travel and recreation.  The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 19% and a long-term growth rate of 2% (See Note 1W regarding fair value measurement).

The Company performed its annual impairment test as of December 31, 2013 and recorded goodwill impairment in the total amount of US$ 3.1 million in connection with three reporting units within the Location based services and within the Wireless communications products segments operating in the internet portal in the field of local travel and recreation.  The impairment was recorded primarily due to a significant decline in current and future forecasted revenues and profitability margins of the GIS services offered by an Israeli subsidiary resulting from the continued weakness in the cellular industry in Israel that has suffered from recent regulatory changes and also the continuing popularity of navigation applications and tools developed by competitors which are offered for no charge. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0% (See Note 1W regarding fair value measurement).

See also Notes 1O.